FINANCE LEASES - Right-of-use asset for finance leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Finance Lease Right-Of-Use Asset [Roll Forward]
Balance at January 1, 2022	$ 98,535
Additions	0
Impairment	0
Depreciation	(7,412)
Balance at June 30, 2022	$ 91,123